2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Assets
Asset Classification	Estimated Useful Life
Laboratory equipment	3 years
Office and computer equipment	3 years
Leasehold improvements	5 years or the remaining term of the lease, if shorter
Furniture and fixtures	5 years